Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Table Text Block]

	Years Ended December 31,
	2015	2014	2013
	(In Thousands, Except Per Share Data

Numerator, net income	$5,908	$7,657	$8,465

Denominator:
Weighted average shares outstanding	3,682	3,645	3,627
Less: Weighted average unvested restricted shares	(9)	-	-
Denominator: Basic earnings per share	3,673	3,645	3,627

Weighted average shares outstanding	3,682	3,645	3,627
Add: Dilutive effect of stock options	9	12	5
Denominator: Diluted earnings per share	3,691	3,657	3,632

Basic earnings per common share	$1.60	$2.10	$2.33

Diluted earnings per common share	$1.60	$2.10	$2.33